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                      (BASS, BERRY & SIMS PLC LETTERHEAD)



                                 March 22, 2006


Via Edgar
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attn.: Filing Desk


     RE: SPHERIS INC.
         REGISTRATION STATEMENT ON FORM S-4

Ladies & Gentlemen:

     On behalf of Spheris Inc. (the "Company"), we attach for filing the Company's Registration Statement on Form S-4, with exhibits.

     Please direct any questions that you may have regarding this filing to Leigh Walton of this firm at (615) 742-6201 or the undersigned at
(615) 742-7705.


                                         Sincerely,



                                         /s/ Laura R. Brothers

                                         LAURA R. BROTHERS